Schedule of Inventories (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Merchandise goods	$ 32,272	$ 34,336	$ 39,174
Food and beverage	22,782	21,368	20,188
Less: Impairment of obsolete goods
Inventories, net	$ 55,054	$ 55,704	$ 59,362